UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

INVESTMENT COMPANY ACT FILE NUMBER: 811-21058

REGISTRANT

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

C/O AETOS CAPITAL, LLC

875 THIRD AVENUE

NEW YORK, NY 10022

(212) 201-2500

PRINCIPAL EXECUTIVE OFFICES

HAROLD SCHAAFF

AETOS CAPITAL, LLC

875 THIRD AVENUE

NEW YORK, NY 10022

AGENT FOR SERVICE

LEONARD B. MACKEY, JR., ESQ.

CLIFFORD CHANCE US LLP

31 WEST 52ND STREET

NEW YORK, NY 10019

DATE OF FISCAL YEAR END: JANUARY 31

DATE OF REPORTING PERIOD: JULY 1, 2010 TO JUNE 30, 2011

The Registrant did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aetos Capital Long/Short Strategies Fund, LLC

/s/ Michael F. Klein
Michael F. Klein
President

Date: August 29, 2011